Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 45	$ 75
Provision for credit losses	5	(30)
Balance at end of period	50	45
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,181	4,419
Provision for credit losses	2,496	497
Net write-offs	(1,213)	(763)
Exchange rate changes/other	(116)	28
Balance at end of period	5,348	4,181
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,753	4,089
Balance at end of period	5,004	3,753
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	378	241
Balance at end of period	288	378
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	45	75
Balance at end of period	50	45
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	14
Balance at end of period	6	5
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	432	416
Provision for credit losses	74	27
Net write-offs	(17)	(24)
Exchange rate changes/other	(8)	13
Balance at end of period	481	432
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,043	1,079
Provision for credit losses	593	211
Net write-offs	(404)	(248)
Exchange rate changes/other	(4)	1
Balance at end of period	1,228	1,043
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	893	875
Provision for credit losses	636	348
Net write-offs	(460)	(332)
Exchange rate changes/other		2
Balance at end of period	1,069	893
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	194	177
Provision for credit losses	43	31
Net write-offs	(39)	(23)
Exchange rate changes/other	(4)	9
Balance at end of period	194	194
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,574	1,797
Provision for credit losses	1,145	(90)
Net write-offs	(293)	(136)
Exchange rate changes/other	(100)	3
Balance at end of period	$ 2,326	$ 1,574